Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Rental income	$ 4,487,083	$ 4,448,402	$ 4,886,823
Rental income - tenant reimbursements	542,886	540,706	632,881
Total Rental income	5,029,969	4,989,108	5,519,704
Expenses
Rental expenses	2,514,530	2,308,036	2,347,400
General and administrative expenses	11,551,674	6,561,910	1,862,466
Strategic alternative expenses	3,637,123	1,013,043	29,383
Impairment charges	2,100,000	0
Depreciation	953,725	900,095	876,101
Total	20,757,052	10,783,084	5,115,350
Other Income (Expense):
Interest income	236,954	86,217	1,696
Interest expense	(5,748)	(965,506)	(1,197,407)
Total	231,206	(879,289)	(1,195,711)
Loss Before Condemnation and Provision for Income Taxes	(15,495,877)	(6,673,265)	(791,357)
(Expense) income on condemnation	(2,360)	100,028,802	(333,308)
Interest income on condemnation		67,341,716
Total	(2,360)	167,370,518	(333,308)
Net (Loss) Income Before (Benefit) Provision for Income Taxes	(15,498,237)	160,697,253	(1,124,665)
(Benefit) Provision for Income Taxes	(61,553,442)	61,649,000
Net Income (Loss)	46,055,205	99,048,253	(1,124,665)
Net Loss from Non-Controlling Interest in GSD, LLC	8,001
Net Income (Loss) Attributable to Gyrodyne	$ 46,063,206	$ 99,048,253	$ (1,124,665)
Net Income (Loss) Per Common Share Attributable to Gyrodyne:
Basic and Diluted (in Dollars per share)	$ 31.07	$ 66.80	$ (0.84)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted (in Shares)	1,482,680	1,482,680	1,340,706